SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS

Note 23 — Subsequent Events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 15, 2021, the date the financial statements were available to be issued.

Acamar Partners Acquisition Corp. Merger

On October 21, 2020, the Company entered into an Agreement and Plan of Merger (the “Agreement”) among the Company, Acamar Partners Acquisition Corp. (“Acamar”), an entity listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol ACAM, Acamar Partners Sub, Inc., a Delaware corporation and direct wholly owned subsidiary of Acamar (“Merger Sub”), providing for, among other things, and subject to the conditions therein, the combination of the Company and Acamar pursuant to the proposed merger of Merger Sub with and into the Company with the Company continuing as the surviving entity (the “Merger”). As a result of the Merger, each outstanding share of the Company’s common stock was converted into the right to receive newly issued shares of Acamar’s Class A common stock, as calculated pursuant to the terms of the Agreement.

The business combination was accounted for as a reverse capitalization with CarLotz as the continuing company, and was consummated on January 21, 2021, after the approval of Acamar Partners' stockholders. Beginning January 22, 2021, new CarLotz' shares began trading on the Nasdaq Global Market under the ticker symbol "LOTZ." The business combination was funded with a combination of Acamar Partners' $311 million cash-in-trust and $125 million of Private Investment in Public Equity proceeds.

As a result of the business combination, CarLotz received approximately $315 million of net cash in the business combination. Concurrently, CarLotz settled its debt obligations, excluding the floor plan facility and capital lease obligation. The Company extinguished the convertible notes with a principal balance of $3,500, the PPP loan with a principal balance of $1,749 and the promissory note with a principal balance of $3,000. The Company also settled its stock warrants liability, redeemable convertible preferred stock and redeemable convertible preferred stock tranche obligation with carrying values of $144,  $17,560 and $2,832, respectively, as of December 31, 2020.

In addition, beginning March 10, 2021, the Company entered into a $30 million floor plan credit facility with Ally Financial. Concurrently, proceeds from the agreement were used to settle outstanding debt obligations on the preexisting floor plan facility with AFC.  The interest rate is the prime rate plus 2.50% per annum, or 5.75% as of the date of the agreement.

Additional Hub Locations

Subsequent to the year ended December 31, 2020 and in accordance with the Company's strategy to generate significant growth going forward, CarLotz expanded into two new locations with hub openings in Seattle, Washington and Orlando, Florida. The Seattle-area hub located in Lynnwood, Washington, is CarLotz' first location on the west coast and ninth location overall. The Orlando-area hub is located in Merritt Island, Florida and is CarLotz' second location in the state of Florida and tenth location overall. These two hub openings align with the Company's strategic goals which include expanding into new geographic markets while innovating and expanding the Company's technological leadership.

The Company signed a lease agreement for a new hub in Nashville, Tennessee in February 2021 that expires in July 2031 with the option of three 5 year renewal periods. The Company also signed a lease agreement for a new hub in Charlottesville, Virginia in March 2021 that expires in March 2026 with the option of two 5 year renewal periods.

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

 As described in Note 1, the Company completed the Merger on January 21, 2021. In addition, beginning March 10, 2021, the Company entered into a $30 million floor plan credit facility with Ally Financial. Concurrently, proceeds from the agreement were used to settle outstanding debt obligations on the preexisting floor plan facility with Automotive Finance Corporation.